Castle Tandem Fund
		Schedule of Investments
	September 30, 2025 (Unaudited)
Shares / Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Arrangement of Transportation of Freight & Cargo
3,500	Expeditors International of Washington, Inc.	$ 429,065	1.24%

Cable & Other Pay Television Services
22,500	Comcast Corporation - Class A	706,950	2.05%

Electric Services
13,000	NextEra Energy, Inc.	981,370	2.84%

Electronic Connectors
12,800	Amphenol Corporation - Class A	1,584,000	4.58%

Industrial Instruments For Measurement, Display, and Control
2,200	Roper Technologies, Inc.	1,097,118	3.17%

Insurance Agents, Brokers & Services
13,500	Brown & Brown, Inc.	1,266,165	3.66%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
4,500	Steris PLC (Ireland)	1,113,480	3.22%

Pharmaceutical Preparations
9,900	Abbott Laboratories	1,326,006
2,700	Johnson & Johnson	500,634
7,800	Zoetis Inc. - Class A	1,141,296
		2,967,936	8.59%

Refuse Systems
2,300	Republic Services, Inc.	527,804
3,600	Waste Connections, Inc. (Canada)	632,880
		1,160,684	3.36%

Retail - Variety Stores
500	Costco Wholesale Corporation	462,815	1.34%

Security & Commodity Brokers, Dealers, Exchanges & Services
8,300	Intercontinental Exchange, Inc.	1,398,384	4.05%

Security Brokers, Dealers & Flotation Companies
650	BlackRock, Inc.	757,816	2.19%

Services - Business Services, NEC
4,000	Accenture PLC - Class A (Ireland)	986,400
1,900	Mastercard, Inc. - Class A	1,080,739
4,300	Visa, Inc. - Class A	1,467,934
		3,535,073	10.23%

Services - Computer Integrated Systems Design
6,500	Jack Henry & Associates, Inc.	968,045	2.80%

Services - Computer Processing & Data Preperation
3,000	Automatic Data Processing, Inc.	880,500
1,700	Verisk Analytics, Inc.	427,567
		1,308,067	3.79%

Services - Computer Programming, Data Processing, Etc.
1,500	FactSet Research Systems, Inc.	429,735	1.24%

Services - Management Consulting Services
29,000	Genpact Limited (Bermuda)	1,214,810	3.52%

Services - Prepackaged Software
800	Intuit, Inc.	546,328
2,200	Microsoft Corporation	1,139,490
		1,685,818	4.88%

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics
7,200	Church & Dwight Co.	630,936	1.83%

Surgical & Medical Instruments & Apparatus
2,700	Becton, Dickinson and Company	505,359
5,000	ResMed, Inc.	1,368,650
2,800	Stryker Corporation	1,035,076
		2,909,085	8.42%

Water Supply
9,600	Essential Utilities, Inc.	383,040	1.11%

Total for Common Stocks (Cost - $19,157,398)		26,990,392	78.11%

REAL ESTATE INVESTMENT TRUSTS
13,300	Terreno Realty Corporation	754,775	2.18%
	(Cost - $719,154)

GOVERNMENT SECURITIES
1,500,000	U.S. Treasury Bill, 4.11%, 10/7/2025 * **	1,498,986
1,500,000	U.S. Treasury Bill, 4.11%, 10/14/2025 * **	1,497,810
1,500,000	U.S. Treasury Bill, 4.11%, 10/21/2025 * **	1,496,630
500,000	U.S. Treasury Bill, 4.11%, 10/28/2025 * **	498,483
	(Cost - $4,991,676)	4,991,909	14.44%

MONEY MARKET FUNDS
1,850,465	Goldman Sachs Financial Square Government Fund
	Institutional Class - 3.99% ***	1,850,465	5.35%
	(Cost - $1,850,465)

	Total Investments	34,587,541	100.08%
	(Cost - $26,718,693)

	Liabilities in Excess of Other Assets	(29,276)	-0.08%

	Net Assets	$ 34,558,265	100.00%

* Zero coupon bond. Coupon rate disclosed represents 7-day yield at September 30, 2025.
** Level 2 Security.
*** The yield shown represents the 7-day yield at September 30, 2025.